VESSELS UNDER FINANCE LEASE, NET - Book Value of Vessels Held Under Capital Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Capital Leased Assets [Roll Forward]
Balance at December 31, 2018	$ 1,165
Depreciation	(444)
Balance at June 30, 2019	$ 721